AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 94.8%
Communication Services - 3.0%
Entravision Communications Corp., Class A	101,386	$133,830
Glu Mobile, Inc.*	72,270	682,229
Gray Television, Inc.*	81,306	1,165,928
LiveXLive Media, Inc.*,1	83,810	253,944
TechTarget, Inc.*	54,488	1,977,369

Total Communication Services		4,213,300
Consumer Discretionary - 11.6%
American Public Education, Inc.*	19,280	561,241
Aspen Group, Inc.*	118,764	1,045,123
CarParts.com, Inc.*,1	30,976	425,765
Carriage Services, Inc.	7,136	157,777
Clarus Corp.	39,788	476,660
Culp, Inc.	17,235	191,309
Delta Apparel, Inc.*	56,748	799,012
Destination XL Group, Inc.*	176,806	60,627
Fiverr International, Ltd. (Israel)*	9,792	914,867
G-III Apparel Group Ltd*	25,300	250,217
Grand Canyon Education, Inc.*	13,450	1,193,553
Hamilton Beach Brands Holding Co., Class A	11,819	179,649
Haverty Furniture Cos., Inc.	30,254	430,212
Hibbett Sports, Inc.*	25,433	589,791
Johnson Outdoors, Inc., Class A	7,178	628,506
Lakeland Industries, Inc.*	13,407	317,210
Malibu Boats, Inc., Class A*	27,313	1,605,458
MasterCraft Boat Holdings, Inc.*	10,890	225,423
Monarch Casino & Resort, Inc.*	15,670	567,097
Perdoceo Education Corp.*	52,530	756,432
PetMed Express, Inc.[1]	7,536	235,123
Points International, Ltd. (Canada)*	21,930	202,852
Rocky Brands, Inc.	12,498	284,329
Ruth's Hospitality Group, Inc.	19,897	133,210
Shoe Carnival, Inc.	19,012	466,745
Superior Group of Cos., Inc.	7,356	141,603
Tilly's, Inc., Class A	28,390	170,624
Turtle Beach Corp.*	38,471	705,558
Unifi, Inc.*	28,341	338,958
Universal Electronics, Inc.*	39,470	1,818,383
ZAGG, Inc.*	136,538	389,133

Total Consumer Discretionary		16,262,447
Consumer Staples - 2.2%
Celsius Holdings, Inc.*,1	32,805	481,249
	Shares	Value

elf Beauty, Inc.*	4,860	$86,800
Farmer Bros Co.*	9,931	49,456
John B Sanfilippo & Son, Inc.	11,600	1,022,772
Lifevantage Corp.*	36,965	474,631
Natural Grocers by Vitamin Cottage, Inc.	23,697	375,124
SunOpta, Inc. (Canada)*	22,976	151,182
Veru, Inc.*	176,846	500,474

Total Consumer Staples		3,141,688
Energy - 2.1%
Aspen Aerogels, Inc.*	81,537	517,760
DMC Global, Inc.[1]	4,223	124,072
Evolution Petroleum Corp.	53,098	139,117
Exterran Corp.*	104,577	519,748
Matrix Service Co.*	46,405	406,276
North American Construction Group, Ltd. (Canada)	59,907	377,414
Par Pacific Holdings Inc.*	51,050	378,280
Solaris Oilfield Infrastructure, Inc., Class A	70,704	513,311

Total Energy		2,975,978
Financials - 19.2%
Allegiance Bancshares, Inc.	24,110	588,043
Amalgamated Bank, Class A	26,025	300,589
AMERISAFE, Inc.	26,510	1,682,325
Atlantic Capital Bancshares, Inc.*	52,018	520,180
The Bancorp, Inc.*	149,265	1,407,569
Bank of Marin Bancorp	15,928	500,298
Bridge Bancorp, Inc.	35,166	636,153
Bridgewater Bancshares, Inc.*	35,063	325,735
Business First Bancshares, Inc.	24,541	334,739
Camden National Corp.	22,708	719,616
Capital City Bank Group, Inc.	4,957	93,340
CBTX, Inc.	24,480	386,539
Central Valley Community Bancorp	12,197	160,269
CNB Financial Corp.	31,558	515,342
Compass Diversified Holdings, MLP	134,692	2,148,337
Cowen, Inc., Class A1	60,504	996,501
Curo Group Holdings Corp.	75,794	529,800
Enova International, Inc.*	55,811	897,999
Farmers National Banc Corp.	44,494	480,980
Financial Institutions, Inc.	18,376	271,413
First Bancorp	17,340	358,244
First Business Financial Services, Inc.	6,036	89,755
First Internet Bancorp	19,796	290,011

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 19.2% (continued)
The First of Long Island Corp.	27,522	$410,353
German American Bancorp, Inc.	32,545	925,580
Goosehead Insurance, Inc., Class A*,1	7,241	748,213
Guaranty Bancshares, Inc.	7,682	208,182
HCI Group, Inc.	13,609	607,234
Heritage Financial Corp.	12,887	243,758
Heritage Insurance Holdings, Inc.	40,180	476,937
Luther Burbank Corp.	37,101	355,057
Macatawa Bank Corp.	28,917	208,202
Mercantile Bank Corp.	15,720	334,679
Merchants Bancorp	14,874	274,128
Metropolitan Bank Holding Corp.*	12,631	373,625
NMI Holdings, Inc., Class A*	52,645	817,050
Northrim BanCorp, Inc.	34,762	800,221
Old Second Bancorp, Inc.	53,130	442,042
Palomar Holdings, Inc.*	16,484	1,505,649
Peapack-Gladstone Financial Corp.	29,831	485,649
Preferred Bank[1]	12,190	454,077
Red River Bancshares, Inc.	4,873	195,115
Regional Management Corp.*	25,436	386,373
Sierra Bancorp	19,239	338,222
South Plains Financial, Inc.	11,956	159,732
Stock Yards Bancorp, Inc.	19,570	764,991
Territorial Bancorp, Inc.	12,411	272,670
Trean Insurance Group, Inc.*	35,536	554,362
Triumph Bancorp, Inc.*	11,300	296,060
Unity Bancorp, Inc.	6,714	83,992

Total Financials		26,955,930
Health Care - 15.6%
Accolade, Inc.*,1	12,039	390,545
Axonics Modulation Technologies, Inc.*,1	26,666	1,129,572
BioLife Solutions, Inc.*	19,987	386,349
CareDx, Inc.*	29,432	981,557
Castle Biosciences, Inc.*	20,791	805,028
Catalyst Pharmaceuticals, Inc.*	43,467	186,908
Computer Programs & Systems, Inc.	13,976	344,928
CRH Medical Corp. (Canada)*	33,386	78,123
Cross Country Healthcare, Inc.*	51,839	336,176
CryoPort, Inc.*,1	13,285	440,265
Electromed, Inc.*	6,302	104,550
Harvard Bioscience, Inc.*	81,339	252,964
Health Catalyst, Inc.*	12,363	431,469
	Shares	Value

Inari Medical, Inc.*,1	4,795	$269,575
InfuSystem Holdings, Inc.*	74,503	909,682
Inspire Medical Systems, Inc.*	2,087	207,364
Invacare Corp.[1]	92,639	652,179
The Joint Corp.*	59,764	862,992
Lantheus Holdings, Inc.*	48,470	653,376
MTBC, Inc.*	1,717	18,664
OrthoPediatrics Corp.*,1	30,825	1,300,507
Osmotica Pharmaceuticals PLC*	66,005	353,127
Pro-Dex, Inc.*	3,044	57,836
Quanterix Corp.*,1	14,388	464,876
Repro-Med Systems, Inc.*,1	62,222	648,975
Sharps Compliance Corp.*	9,977	76,324
Shockwave Medical, Inc.*	12,088	596,180
SI-BONE, Inc.*	64,515	1,103,206
Silk Road Medical, Inc.*	27,083	1,258,276
Simulations Plus, Inc.[1]	7,645	538,208
STAAR Surgical Co.*	8,015	466,393
Surgalign Holdings, Inc.*	262,545	737,751
Surmodics, Inc.*	34,345	1,624,175
Tactile Systems Technology, Inc.*,1	14,895	610,397
Utah Medical Products, Inc.	3,435	279,953
Veracyte, Inc.*,1	12,369	441,202
Vericel Corp.*	73,567	1,213,120
Zynex, Inc.*,1	33,734	644,994

Total Health Care		21,857,766
Industrials - 18.5%
ACCO Brands Corp.	217,493	1,418,054
Aegion Corp.*	13,518	208,448
Air Transport Services Group, Inc.*	22,540	549,300
Allied Motion Technologies, Inc.	45,132	1,701,476
Barrett Business Services, Inc.	10,650	561,042
Casella Waste Systems, Inc., Class A*	10,977	608,236
CBIZ, Inc.*	26,450	639,561
Chart Industries, Inc.*	11,758	805,776
Columbus McKinnon Corp.	73,202	2,425,182
Covenant Transportation Group, Inc., Class A*	34,784	586,110
CRA International, Inc.	10,871	454,082
DLH Holdings Corp.*	6,508	66,121
Ducommun, Inc.*	55,098	1,980,773
Ennis, Inc.	45,998	795,765
Graham Corp.	1,568	20,635
The Greenbrier Cos., Inc.	30,073	773,778

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 18.5% (continued)
Harsco Corp.*	18,035	$287,839
Heidrick & Struggles International, Inc.	20,670	418,154
Heritage-Crystal Clean, Inc.*	7,401	103,096
Insteel Industries, Inc.	63,642	1,186,287
Kornit Digital, Ltd. (Israel)*	9,237	495,011
Lawson Products, Inc. *	6,520	194,818
LB Foster Co., Class A*	8,991	126,413
LSI Industries, Inc.	41,086	240,764
Lydall, Inc.*	53,632	868,838
Marten Transport, Ltd.	27,078	720,816
Mistras Group, Inc.*	86,873	306,662
MRC Global, Inc.*	71,362	424,604
MYR Group, Inc.*	12,634	463,289
Northwest Pipe Co.*	39,870	990,770
NV5 Global, Inc.*,1	17,170	974,226
PAM Transportation Services, Inc.*	1,261	35,384
Patrick Industries, Inc.	37,322	2,386,742
Radiant Logistics, Inc.*	49,761	211,484
The Shyft Group, Inc.	20,991	396,310
Transcat, Inc.*	4,415	123,179
Universal Logistics Holdings, Inc.	11,161	205,028
Vectrus, Inc.*	10,954	481,866
Wabash National Corp.	41,273	470,099
Willdan Group, Inc.*,1	12,831	316,412

Total Industrials		26,022,430
Information Technology - 15.7%
Airgain, Inc.*,1	14,192	181,658
American Software, Inc., Class A	22,487	370,361
AstroNova, Inc.	14,740	101,411
AXT, Inc.*	81,450	390,145
Bel Fuse, Inc., Class B	9,081	110,788
Cerence, Inc.*,1	11,149	442,169
ChannelAdvisor Corp.*	18,980	386,623
Clearfield, Inc.*	4,120	76,797
Cohu, Inc.	19,770	372,269
Comtech Telecommunications Corp.	31,615	519,118
CyberOptics Corp.*	11,300	444,655
Domo, Inc., Class B*	32,156	1,034,780
DSP Group, Inc.*	22,235	330,190
eGain Corp.*	26,938	266,955
Genasys, Inc.*,1	95,319	400,340
Grid Dynamics Holdings, Inc.*	96,740	646,223
	Shares	Value

The Hackett Group, Inc.	24,230	$334,132
IEC Electronics Corp.*	36,860	331,740
MACOM Technology Solutions Holdings, Inc.*	28,449	1,202,255
Mitek Systems, Inc.*	114,340	1,173,128
Model N, Inc.*	68,852	2,648,048
Napco Security Technologies, Inc.*	32,800	865,264
Novanta, Inc.*	15,510	1,608,077
PC Connection, Inc.[1]	16,357	714,801
PC-Tel, Inc.	25,445	166,665
Rosetta Stone, Inc.*	21,028	562,919
Sapiens International Corp. NV (Israel)	50,921	1,556,146
SiTime Corp.*	30,884	1,641,485
Sprout Social, Inc., Class A*	52,240	1,509,214
Tyler Technologies, Inc.*	870	310,807
Verra Mobility Corp.*	33,987	347,687
Vishay Precision Group, Inc.*	36,569	930,681

Total Information Technology		21,977,531
Materials - 3.9%
FutureFuel Corp.	53,550	705,789
Haynes International, Inc.	8,639	158,612
Koppers Holdings, Inc.*	57,096	1,437,107
Myers Industries, Inc.	44,152	664,929
Trecora Resources*	71,703	412,292
UFP Technologies, Inc.*	28,745	1,240,059
Universal Stainless & Alloy Products, Inc.*	56,368	405,286
Verso Corp., Class A	36,263	442,771

Total Materials		5,466,845
Real Estate - 2.3%
CatchMark Timber Trust, Inc., Class A, REIT	37,541	366,400
Clipper Realty, Inc., REIT	17,508	116,953
Community Healthcare Trust, Inc., REIT	20,350	930,606
Global Medical REIT, Inc.	40,134	477,193
Plymouth Industrial REIT, Inc.	32,832	435,681
UMH Properties, Inc., REIT	68,390	841,197

Total Real Estate		3,168,030
Utilities - 0.7%
Atlantic Power Corp.*	94,913	186,029
Global Water Resources, Inc.	991	10,297
Unitil Corp.	18,420	794,823

Total Utilities		991,149

Total Common Stocks (Cost $105,314,512)		133,033,094

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 8.1%
Joint Repurchase Agreements - 2.8%[2]
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $1,020,000)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 07/31/20, due 08/03/20, 0.080% total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 11/16/28 - 05/20/50, totaling $1,020,000)	1,000,000	1,000,000
MUFG Securities America, Inc., dated 07/31/20, due 08/03/20, 0.100% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 2.738% - 4.500%, 04/01/33 - 07/01/50, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $958,015 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 02/20/47 - 07/01/50, totaling $977,168)	958,008	958,008

Total Joint Repurchase Agreements		3,958,008

	Shares	Value
Other Investment Companies - 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[3]	7,058,150	$7,058,150
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[3]	168,213	168,213
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[3]	173,311	173,311

Total Other Investment Companies		7,399,674

Total Short-Term Investments (Cost $11,357,682)		11,357,682
Total Investments - 102.9% (Cost $116,672,194)		144,390,776
Other Assets, less Liabilities - (2.9)%		(4,073,190)
Net Assets - 100.0%		$140,317,586

*	Non-income producing security.
[1]	Some of these securities, amounting to $7,375,397 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$133,033,094	—	—	$133,033,094
Short-Term Investments
Joint Repurchase Agreements	—	$3,958,008	—	3,958,008
Other Investment Companies	7,399,674	—	—	7,399,674
Total Investments in Securities	$140,432,768	$3,958,008	—	$144,390,776

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,375,397	$3,958,008	$3,591,094	$7,549,102
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.